Financial Instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial Instruments	Financial Instruments
Fair Value of Financial Instruments
The Company’s financial assets and liabilities that are measured at fair value are based on level 1 and 2 applying the income approach method, which estimates the fair value based on expected cash flows discounted to net present value. The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2022, and 2021:

	December 31, 2022		December 31, 2021
	Level 1	Level 2	Level 1	Level 2
Financial instrument (current asset)	351	9,710	764	865
Financial instrument (non-current asset)	14,540	21,201	3,170	39,152
Financial instrument (current liability)	64	406	35	103
Financial instrument (non-current liability)	—	5,651	—	1,635

21.1 Total debt
The fair value of bank loans is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for the debt of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy. The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2022 and 2021, which is considered to be level 1 in the fair value hierarchy.

	December 31, 2022		December 31, 2021
Carrying value	Ps.	191,741	Ps.	190,585
Fair value		163,312		198,232

21.2 Interest rate swaps
The Company uses interest rate swaps to offset the interest rate risk associated with its borrowings, under which it pays amounts based on a fixed rate and receives amounts based on a floating rate. These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value. The fair value is estimated using formal technical models. The valuation method involves discounting to present value the expected cash flows of interest, calculated from the rate curve of the cash flow currency, and expresses the net result in the reporting currency. Changes in fair value are recorded in cumulative other comprehensive income, net of taxes until the hedged amount is recorded in the consolidated income statements.
On December 31, 2022, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	11,675	Ps.	—	Ps.	236
2024		2,227		—		129
2032		9,681		(1,728)		—
On December 31, 2021, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2021	December 31, 2021
2022	Ps.	131	Ps. (1)	Ps.	—
2023		12,129	—		177
2024		2,367	(39)		—
2032		6,175	—		170

The net effect of expired contracts treated as hedges is recognized as interest expense within the consolidated income statements.
21.3 Forward agreements to purchase foreign currency
The Company has entered into forward agreements to reduce its exposure to the risk of exchange rate fluctuations between the Mexican peso and other currencies. Foreign exchange forward contracts measured at fair value are designated hedging instruments in cash flow hedges of forecast inflows in euros and forecast purchases of raw materials in U.S. dollars. These forecast transactions are considered to be highly probable.
These instruments have been designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value which is determined based on prevailing market exchange rates to terminate the contracts at the end of the period. The price agreed in the instrument is compared to the current price of the market forward currency and is discounted to the present value of the rate curve of the relevant currency. Changes in the fair value of these forwards are recorded as part of cumulative other comprehensive income, net of taxes. Net gain/loss on expired contracts is recognized as part of the cost of goods sold when the raw material is included in sale transactions, and as a part of foreign exchange when the inflow in euros is received.
On December 31, 2022, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	10,828	Ps.	(399)	Ps.	61
2024		2		—		—

On December 31, 2021, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2021		December 31, 2021
2022	Ps.	6,384	Ps.	(104)	Ps.	78
2023		23		(2)		—
2024		2		—		—

21.4 Cross-currency swaps
The Company has contracted for several cross-currency swaps to reduce the risks of exchange rate and interest rate fluctuations associated with its borrowings denominated in U.S. dollars and other foreign currencies. Cross-currency swaps contracts are designated as hedging instruments through which the Company changes the debt profile to its functional currency to reduce exchange exposure.
These instruments are recognized in the consolidated statement of financial position at their estimated fair value which is estimated using formal technical models. The valuation method involves discounting to present value the expected cash flows of interest, calculated from the rate curve of the cash foreign currency, and expresses the net result in the reporting currency. These contracts are designated as financial instruments at fair value through profit or loss. The fair values changes related to those cross-currency swaps are recorded under the caption “market value gain (loss) on financial instruments,” net of changes related to the long-term liability, within the consolidated income statements.
The Company has cross-currency contracts designated as cash flow hedges and are recognized in the consolidated statement of financial position at their estimated fair value. Changes in fair value are recorded in cumulative other comprehensive income, net of taxes until such time as the hedge amount is recorded in the consolidated income statement.
On December 31, 2022, the Company had the following outstanding cross–currency swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	27,804	Ps.	(7)	Ps.	9,435
2024		497		(3)		247
2025		1,010		—		385
2026		5,971		(924)		364
2027		17,809		(689)		95
2029		14,620		—		1,664
2030		3,679		(104)		110
2035		10,000		(2,203)		—
2043		8,869		—		505

On December 31, 2021, the Company had the following outstanding cross–currency swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2021		December 31, 2021
2022	Ps.	4,872	Ps.	—	Ps.	982
2023		24,403		—		12,379
2024		1,400		—		438
2025		10,667		(1,564)		154
2026		6,348		(1)		220
2027		7,204		—		366
2029		16,389		(21)		655
2030		3,911		(8)		404
2043		8,869		—		1,553

21.5 Commodity price contracts
The Company has entered into various commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw materials. The fair value is estimated based on the market valuations to terminate the contracts at the end of the period. These instruments are designated as cash flow hedges and the changes in the fair value are recorded as part of “cumulative other comprehensive income.”
The fair value of expired commodity price contracts was recorded in the cost of goods sold where the hedged item was recorded also in the cost of goods sold.
On December 31, 2022, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	1,688	Ps.	(46)	Ps.	328
2024		468		—		21
On December 31, 2021, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2021		December 31, 2021
2022	Ps.	2,020	Ps.	(7)	Ps.	502
2023		769		—		195

On December 31, 2022, Coca-Cola FEMSA had the following aluminum price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	662	Ps.	(18)	Ps.	1

On December 31, 2021, Coca-Cola FEMSA had the following aluminum price contracts:

			Fair Value Asset
	Notional		December 31,
Maturity Date	Amount		2021
2022	Ps.	102	Ps.	62

On December 31, 2022, Coca-Cola FEMSA had no outstanding paraxylene and monoethylene glycol or PX + MEG (resin) price contracts.

On December 31, 2021, Coca-Cola FEMSA had the following PX+MEG (resin) contracts:

					Fair Value Asset
	Notional		Fair Value Liability		December 31,
Maturity Date	Amount		December 31, 2021		2021
2022	Ps.	470	Ps.	(28)	Ps.	5

21.6 Disposal of Estrella Azul
On September 30, 2020, Coca-Cola FEMSA announced that its joint venture with The Coca-Cola Company (Compañía Panameña de Bebidas, S.A.P.I. de C.V.) successfully sold 100% of its stock interest in Estrella Azul, a dairy products company in Panama. As part of the transaction, the company agreed with the buyer that the Company could receive payments in the future if the business of Estrella Azul achieves certain volume and EBITDA targets during the 2022-2027 period. The Company estimated the amount of the payments to be received based on the forecasts of the business (level 3 inputs) and calculated their net present value. As of December 31, 2022 and 2021, the financial assets recognized in the consolidated statement of financial position have a total value of Ps. 5 and Ps. 5, respectively.
21.7 Net effects of expired contracts that met hedging criteria

	Impact in Consolidated
	Income Statement	2022		2021		2020
Cross-currency swaps (1)	Interest expense	Ps.	1	Ps.	—	Ps.	(109)
Cross-currency swaps (1)	Foreign exchange		(5)		—		1,212
Interest rate swaps	Interest expense		—		—		(163)
Forward agreements to purchase foreign currency	Foreign exchange		565		41		(167)
Commodity price contracts	Cost of goods sold		599		1,245		(129)
Options to purchase foreign currency	Cost of goods sold		—		—		8
Forward agreements to purchase foreign currency	Cost of goods sold		(681)		(788)		839
Treasury locks	Interest expense		—		—		153

(1)This amount corresponds to the settlement of cross-currency swaps portfolio in Brazil presented as part of the other financial activities.
21.8 Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

	Impact in Consolidated
Type of Derivatives	Income Statement	2022		2021	2020
Cross currency swaps and interest rate swaps	Market value gain (loss) on financial instruments	Ps.	(2,270)	80	(212)
21.9 Net effect of expired contracts that did not meet the criteria for hedge accounting purposes

	Impact in Consolidated
Type of Derivatives	Income Statement	2022		2021		2020
Cross currency swaps and interest rate swaps	Market value gain (loss) on financial instruments	Ps.	—	Ps.	—	Ps.	(212)

21.10 Risk management
The Company has exposure to the following financial risks:
•Market risk;
•Interest rate risk;
•Liquidity risk; and
•Credit risk.
The Company determines the existence of an economic relationship between the hedging instruments and the hedged item based on the currency, amount and timing of their respective cash flows. The Company evaluates whether the derivative designated in each hedging relationship is expected to be effective and that it has been effective to offset changes in the cash flows of the hedged item using the hypothetical derivative method.
In these hedging relationships, the main sources of inefficiency are:
•The effect of the credit risk of the counterparty and the Company on the fair value of foreign currency forward contracts; and
•Changes in the periods covered.
21.10.1 Market risk
Market risk is the risk that the fair value or the future cash flow of a financial instrument will fluctuate because of changes in market prices. Market prices include currency risk and commodity price risk.
The Company’s activities expose it primarily to the financial risks of changes in foreign currency exchange rates and commodity prices. The Company enters into a variety of derivative financial instruments to manage its exposure to foreign currency risk, and commodity prices risk including:
•Forward agreements to purchase foreign currency to reduce its exposure to the risk of exchange rate fluctuations.
•Cross-currency swaps to reduce its exposure to the risk of exchange rate fluctuations.
•Commodity price contracts to reduce its exposure to the risk of fluctuation in the costs of certain raw materials.
The Company tracks the fair value (mark to market) of its derivative financial instruments and its possible changes using scenario analyses.
The following disclosures provide a sensitivity analysis of the market risks management considered to be reasonably possible at the end of the reporting period based on a stress test of the exchange rates according to an annualized volatility estimated with historic prices obtained for the underlying asset over a period, in the cases of derivative financial instruments related to foreign currency risk, which the Company is exposed to as it relates to in its existing hedging strategy:

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity
2022
FEMSA (1)	+10% MXN/USD	Ps.	6
	‑10% MXN/USD		(6)
	+10% MXN/EUR		1
	‑10% MXN/EUR		(1)
	+7% CHF/EUR		44
	‑7% CHF/EUR		(44)
Coca-Cola FEMSA	+10% MXN/USD		512
	‑10% MXN/USD		(512)
	+18% BRL/USD		550
	‑18% BRL/USD		(550)
	+7% UYU/USD		25
	‑7% UYU/USD		(25)
	+17% COP/USD		112
	‑17% COP/USD		(112)
	+3% ARS/USD		10
	‑3% ARS/USD		(10)
	+7% CRC/USD		24
	-7% CRC/USD		(24)

2021
FEMSA (1)	+11% MXN/USD	Ps.	4
	‑11% MXN/USD		(4)
	+16% BRL/USD		37
	‑16% BRL/USD		(37)
Coca-Cola FEMSA	+11% MXN/USD		298
	‑11% MXN/USD		(298)
	+16% BRL/USD		284
	‑16% BRL/USD		(284)
	+4% UYU/USD		7
	‑4% UYU/USD		(7)
	+11% COP/USD		81
	‑11% COP/USD		(81)
	+1% ARS/USD		3
	‑1% ARS/USD		(3)
	+3% CRC/USD		10
	‑3% CRC/USD		(10)

2020
FEMSA (1)	+19% MXN/USD	Ps.	327
	‑19% MXN/USD		(327)
	+21% BRL/USD		240
	‑21% BRL/USD		(240)
Coca-Cola FEMSA	+19% MXN/USD		884

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity
	‑19% MXN/USD	(884)
	+21% BRL/USD	357
	‑21% BRL/USD	(357)
	+9% UYU/USD	21
	‑9% UYU/USD	(21)
	+16% COP/USD	142
	‑16% COP/USD	(142)
	+2% ARS/USD	2
	‑2% ARS/USD	(2)

(1)Does not include Coca-Cola FEMSA.

	Change in
Cross Currency Swaps (1) (2)	Exchange Rate	Effect on Equity		Effect on Profit or Loss
2022
FEMSA (3)	+21% CLP/USD	Ps.	—	Ps.	966
	‑21% CLP/USD		—		(966)
	+10% MXN/USD		—		2,647
	‑10% MXN/USD		—		(2,647)
	+21% COP/USD		—		354
	‑21% COP/USD		—		(354)
	+18% USD/BRL		—		18
	‑18% USD/BRL		—		(18)
	+10% EUR/USD		—		1,315
	‑10% EUR/USD		—		(1,315)
	+10% EUR/MXN		—		(902)
	‑10% EUR/MXN		—		902
Coca-Cola FEMSA	+10% MXN/USD		1,220		—
	‑10% MXN/USD		(1,220)		—
	+18% BRL/USD		2,893		—
	‑18% BRL/USD		(2,893)		—

2021
FEMSA (3)	+13% CLP/USD	Ps.	—	Ps.	552
	‑13% CLP/USD		—		(552)
	+11% MXN/USD		—		3,404
	‑11% MXN/USD		—		(3,404)
	+11% COP/USD		—		235
	‑11% COP/USD		—		(235)
	+15% MXN/BRL		—		123
	‑15% MXN/BRL		—		(123)
Coca-Cola FEMSA	+6% EUR/USD		—		1,049
	‑6% EUR/USD		—		(1,049)
	+11% MXN/USD		1,645		—
	‑11% MXN/USD		(1,645)		—
	+16% BRL/USD		2,300		—
	‑16% BRL/USD		(2,300)		—

2020
FEMSA (3)	+13% CLP/USD	Ps.	—	Ps.	717
	‑13% CLP/USD		—		(717)
	+19% MXN/USD		—		6,381
	‑19% MXN/USD		—		(6,381)
	+16% COP/USD		—		426
	‑16% COP/USD		—		(426)
	+19% MXN/BRL		—		238
	‑19% MXN/BRL		—		(238)
Coca-Cola FEMSA	+19% MXN/USD		5,507		—
	‑19% MXN/USD		(5,507)		—
	+21% BRL/USD		2,161		—
	‑21% BRL/USD		(2,161)		—

(1)The sensitivity analysis effects include all subsidiaries of the Company.
(2)Includes the sensitivity analysis effects of all derivative financial instruments related to foreign exchange risk.
(3)Does not include Coca-Cola FEMSA.

	Change in
Net Cash in Foreign Currency (1)	Exchange Rate	Effect on Profit or Loss
2022
FEMSA (2)	+10% EUR/ +10 % USD	Ps.	1,779
	‑10% EUR/ -10 % USD		(1,779)
Coca-Cola FEMSA	+10% USD		2,282
	‑10% USD		(2,282)

2021
FEMSA (2)	+10% EUR/ +11% USD	Ps.	4,931
	‑10% EUR/ -11% USD		(4,931)
Coca-Cola FEMSA	+11% USD		3,200
	‑11% USD		(3,200)

2020
FEMSA (2)	+18% EUR/ +19 % USD	Ps.	8,827
	‑18% EUR/ -19 % USD		(8,827)
Coca-Cola FEMSA	+18% USD		5,755
	‑18% USD		(5,755)

(1)The sensitivity analysis effects include all subsidiaries of the Company.
(2)Does not include Coca-Cola FEMSA.

	Change in
Commodity Price Contracts (1)	U.S.$ Rate	Effect on Equity
2022
Coca-Cola FEMSA	Sugar -22%	Ps.	(333)
	Alumimum -35%	Ps.	(4,520)

2021
Coca-Cola FEMSA	Sugar -28%	Ps.	(714)
	Aluminum -24%	Ps.	(39)

2020
Coca-Cola FEMSA	Sugar - 32%	Ps.	(515)
	Aluminum - 16%	Ps.	(289)

(1)Effects on commodity price contracts are only in Coca-Cola FEMSA.

21.10.2 Interest rate risk
Interest rate risk is the risk that the fair value or future cash flow of a financial instrument will fluctuate because of changes in market interest rates.
The Company is exposed to interest rate risk because it and its subsidiaries borrow funds at both fixed and variable interest rates. The risk is managed by the Company by maintaining an appropriate mix between fixed and variable rate borrowings, and by the use of the different derivative financial instruments. Hedging activities are evaluated regularly to align with interest rate views and defined risk appetite, ensuring the most cost-effective hedging strategies are applied.
The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which it considers in its existing hedging strategy:

	Change in
Interest Rate Swap (1)	Bps.	Effect on Equity
2022
FEMSA (2)	(100 Bps.)	Ps.	(90)

2021
FEMSA (2)	(100 Bps.)	Ps.	(212)

2020
FEMSA (2)	(100 Bps.)	Ps.	(354)

(1)The sensitivity analysis effects include all subsidiaries of the Company.
(2)Does not include Coca-Cola FEMSA.

Interest Effect of Unhedged Portion Bank Loans	2022		2021		2020
Change in interest rate		+100 Bps.		+100 Bps.		+100 Bps.
Effect on profit loss	Ps.	(249)	Ps.	(627)	Ps.	(110)

21.10.3 Liquidity risk
Each of the Company’s sub-holding companies generally finances its operational and capital requirements on an independent basis. As of December 31, 2022 and 2021, 46.5% and 47.4%, respectively of the Company’s outstanding consolidated total indebtedness was at the level of its sub-holding companies. This structure is attributable, in part, to the inclusion of third parties in the capital structure of Coca-Cola FEMSA. Currently, the Company’s management expects to continue financing its operations and capital requirements (e.g., acquisitions, investments or capital expenditures) when it is considering domestic funding at the level of its sub-holding companies, otherwise; it is generally more convenient that its foreign operations would be financed directly through the Company because of more favorable terms of its financing market conditions. Nonetheless, sub-holdings companies may decide to incur indebtedness in the future to finance their operations and capital requirements of the Company’s subsidiaries or significant acquisitions, investments or capital expenditures. As a holding company, the Company depends on dividends and other distributions from its subsidiaries to service the Company’s indebtedness.
The Company’s principal source of liquidity has generally been cash generated from its operations. The Company has traditionally been able to rely on cash generated from operations because a significant majority of the sales of Coca-Cola FEMSA and Proximity Division - Americas, Health Division and Fuel Division are on a cash or short-term credit basis, and OXXO stores can finance a significant portion of their initial and ongoing inventories with supplier credit. The Company’s principal use of cash has generally been for capital expenditure programs, acquisitions, debt repayment and dividend payments.
Ultimate responsibility for liquidity risk management rests with the Company’s board of directors, which has established an appropriate liquidity risk management framework for the management of the Company’s short-, medium- and long-term funding and liquidity requirements. The Company manages liquidity risk by maintaining adequate cash reserves and continuously monitoring the forecast and actual cash flows, and with a low concentration of maturities per year.
The Company has access to credit from national and international banking institutions to meet treasury needs. The Company has the highest rating for Mexican companies (AAA) given by independent rating agencies, allowing the Company to evaluate capital markets in case it needs resources.
As part of the Company’s financing policy, management expects to continue financing its liquidity needs with cash from operations. Nonetheless, as a result of regulations in certain countries in which the Company operates, it may not be beneficially practicable to remit cash generated in local operations to fund cash requirements in other countries. If cash from operations in these countries is not sufficient to fund future working capital requirements and capital expenditures, management may decide, or be required, to fund cash requirements in these countries through local borrowings rather than remitting funds from another country. In the future the Company’s management may finance its working capital and capital expenditure needs with short-term or other borrowings.
The Company’s management continuously evaluates opportunities to pursue acquisitions or engage in joint ventures or other transactions. We would expect to finance any significant future transactions with a combination of cash from operations, long-term indebtedness and capital stock.
The Company’s sub-holding companies generally incur short-term indebtedness if they are temporarily unable to finance operations or meet any capital requirements with cash from operations. A significant decline in the business of any of the Company’s sub-holding companies may affect the sub-holding company’s ability to fund its capital requirements. A significant and prolonged deterioration in the economies in which we operate or in the Company’s businesses may affect the Company’s ability to obtain short-term and long-term credit or to refinance existing indebtedness on terms satisfactory to the Company’s management.
The Company presents the maturity dates associated with its long-term financial liabilities as of December 31, 2022, see Note 19. The Company generally makes payments associated with its long-term financial liabilities with cash generated from its operations.
The following table reflects all contractually fixed pay-offs for settlement, repayments and interest resulting from recognized financial liabilities. It includes expected net cash outflows from derivative financial liabilities that are in place as of December 31, 2022. Such expected net cash outflows are determined based on each particular settlement date of an instrument. The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest and excluding IFRS 16 lease liabilities) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing on December 31, 2022.

											2028 and thereafter
	2023		2024		2025		2026		2027
Non-derivative financial liabilities:
Notes and bonds	Ps.	17,257	Ps.	3,610	Ps.	5,464	Ps.	6,677	Ps.	12,166	Ps.	222,563
Loans from Banks		4,594		5,092		301		158		1,317		813
Lease liabilities		14,374		—		—		—		45,562		46,630
Derivative financial liabilities		(4,359)		118		24		571		328		(6,421)

The Company generally makes payments associated with its non-current financial liabilities with cash generated from its operations.
21.10.4 Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has adopted a policy of only dealing with creditworthy counterparties, where appropriate, as a means of mitigating the risk of financial loss from defaults. The Company only transacts with entities that are rated the equivalent of investment-grade and above. This information is supplied by independent rating agencies where available and, if not available, the Company uses other publicly available financial information and its own trading records to rate its major customers. The Company’s exposure and the credit ratings of its counterparties are continuously monitored, and the aggregate value of transactions concluded is spread amongst approved counterparties. Credit exposure is controlled by counterparty limits that are reviewed and approved by the risk management committee.
The Company has a high receivable turnover; hence management believes credit risk is minimal due to the nature of its businesses, which have a large portion of their sales settled in cash. The Company’s maximum exposure to credit risk for the components of the statement of financial position at December 31, 2022 and 2021 is the carrying amounts, see Note 7.
The Company manages the credit risk related to its derivative portfolio by only entering into transactions with reputable and credit-worthy counterparties as well as by maintaining in some cases a Credit Support Annex (“CSA”) that establishes margin requirements, which could change upon changes to the credit ratings given to the Company by independent rating agencies. As of December 31, 2022, the Company concluded that the maximum exposure to credit risk related to derivative financial instruments is not significant given the high credit rating of its counterparties.
21.11 Cash flows hedges
The Company determines the existence of an economic relationship between the hedging instruments and the hedged item based on the currency, amount, and timing of their respective cash flows. The Company evaluates whether the derivative designated in each hedging relationship is expected to be effective and that it has been effective to offset changes in the cash flows of the hedged item using the hypothetical derivative method.
In these hedging relationships, the main sources of inefficiency are:
• The effect of the credit risk of the counterparty and the Company on the fair value of foreign currency forward contracts, which is not reflected in the change in the fair value of the hedged cash flows; and
• Changes in the period hedges.
As of December 31, 2022, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates are as follows:

	Maturity
	1‑6 months	6‑12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	3,416	2,485	2
Average exchange rate MXN/USD	20.72	20.88	24.33
Net exposure	1,857	746	—
Average exchange rate BRL/USD	5.34	5.55	—
Net exposure	407	207	—
Average exchange rate COP/USD	4,502	4,977	—
Net exposure	437	—	—
Average exchange rate ARS/USD	231.40	—	—
Net exposure	299	139	—
Average exchange rate URY/USD	42.51	42.74	—
Net exposure	332	182	—
Average exchange rate CRC/USD	686.50	664.50	—
Net exposure	293	—	—
Average exchange rate ARS/MXN	10.57	—	—
Foreign exchange currency swap contracts
Net exposure	12,670	1,743	29,324
Average exchange rate MXN/USD	12.67	19.08	18.11
Net exposure	—	9,294	6,874
Average exchange rate BRL/USD	—	4	5.28
Net exposure	345	250	2,313
Average exchange rate COP/USD	3,926	2,333.06	3,510.06
Net exposure	3,306	—	1,225
Average exchange rate CLP/USD	774.49	—	677
Net exposure	—	—	22,130
Average exchange rate EUR/USD	—	—	0.91
Interest rate risk
Interest rate swaps
Net exposure	—	—	9,681
Interest rate average BRL	—	—	0.16%
Net exposure	—	—	11,403
Interest rate average MXN	—	—	7.17%
Net exposure	271	—	—
Interest rate average CLP	5.79%	—	—
Net exposure	—	—	3
Interest rate average USD	—	—	3.57%
Commodities risk
Aluminum	294	368	—
Average price (USD/Ton)	2,483	2,480	—
Sugar	1,058	631	468
Average price (USD cent/Lb)	17.62	17.08	17.14
As of December 31, 2021, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates are as follows:

	Maturity
	1‑6 months		6‑12 months		More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	Ps.	1,996	Ps.	1,068	Ps.	25
Average exchange rate MXN/USD		20.90		21.43		24.33
Net exposure		1,171		593		—
Average exchange rate BRL/USD		5.44		5.97		—
Net exposure		497		191		—
Average exchange rate COP/USD		3,858		3,952		—
Net exposure		280		—		—
Average exchange rate ARS/USD		122.56		—		—
Net exposure		165		48		—
Average exchange rate URY/USD		45.51		46.30		—
Net exposure		211		120		—
Average exchange rate CRC/USD		646.33		650.71		—
Foreign exchange currency swap contracts
Net exposure		—		—		44,507
Average exchange rate MXN/USD		—		—		16.41
Net exposure		—		—		15,026
Average exchange rate BRL/USD		—		—		4.47
Net exposure		—		—		885
Average exchange rate BRL/MXN		—		—		0.22
Net exposure		1,038		321		2,384
Average exchange rate COP/USD		3,207.80		3,240		3,431.99
Net exposure		—		3,514		1,311
Average exchange rate CLP/USD		—		696.02		677
Net exposure		—		—		15,078
Average exchange rate EUR/USD		—		—		0.86
Interest rate risk
Interest rate swaps
Net exposure		—		—		6,175
Interest rate average BRL		—		—		0.09%
Net exposure		—		—		11,403
Interest rate average MXN		—		—		7.17%
Net exposure		—		131		726
Interest rate average CLP		—		6.55%		5.79%
Net exposure		—		—		2,367
Interest rate average USD		—		—		3.57%
Commodities risk
Aluminum		67		35		—
Average price (USD/Ton)		1,722		1,777		—
Sugar		1,366		653		769
Average price (USD cent/Lb)		15.22		14.76		14.74

	Maturity
	1‑6 months	6‑12 months	More than 12
PX+MEG	337	134	—
Average price (USD /Ton)	934	866	—

As of December 31, 2022, a reconciliation per category of equity components and an analysis of OCI components, net of tax; generated by the cash flow hedges were as follows:

	Hedging
	reserve
Balances at beginning of the period	Ps.	4,121
Cash flows hedges
Fair value changes:
Foreign exchange currency risk – Purchase of stock		(908)
Foreign exchange currency risk – Other stock		(5,538)
Interest rate risk		199
Commodity price contracts – Purchase of stock		235
The amounts reclassified to profit and loss:
Foreign exchange currency risk – Other stock		2,696
Interest rate risk		—
The amounts included in non-financial costs:
Foreign exchange currency risk – Purchase of stock		526
Commodity price contracts – Purchase of stock		(613)
Taxes due to changes in reserves during the period		1,163
Balances at the end of the period	Ps.	1,881
Impact of hedging on equity
Set out below is the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign currency option		Foreign currency option		Cross-currency swaps		Interest rate swaps		Treasury Lock contracts		Commodity price contracts		Total holders of the parent		Non-controlling interest		Total
As at January 1, 2021	Ps.	(541)	Ps.	—	Ps.	2,729	Ps.	(442)	Ps.	—	Ps.	109	Ps.	1,854	Ps.	(274)	Ps.	1,580
Financial instruments – purchases		33		—		1,040		—		—		202		1,274		541		1,816
Change in fair value of financial instruments recognized in OCI		(13)		—		2,036		584		—		390		2,998		2,088		5,086
Amount reclassified from OCI to profit or loss		568		—		(1,587)		—		—		(539)		(1,558)		(325)		(1,883)
Foreign currency revaluation of the net foreign operations		—		—		(654)		—		—		—		(654)		(836)		(1,490)
Effects of changes in foreign exchange rates		3		—		4		—		—		(4)		3		2		5
Tax effect		(175)		—		(165)		(175)		—		(16)		(531)		(460)		(992)
As at December 31, 2021	Ps.	(124)	Ps.	—	Ps.	3,403	Ps.	(34)	Ps.	—	Ps.	141	Ps.	3,385	Ps.	736	Ps.	4,121
Financial instruments – purchases		(223)		—		(2,080)		—		—		(23)		(2,326)		(269)		(2,595)
Change in fair value of financial instruments recognized in OCI		(211)		—		(3,231)		199		—		133		(3,110)		(1,500)		(4,610)
Amount reclassified from OCI to profit or loss		303		—		2,674		—		—		(289)		2,688		(79)		2,609
Foreign currency revaluation of the net foreign operations		—		—		513		—		—		—		513		670		1,183
Effects of changes in foreign exchange rates		2		—		1		—		—		1		4		6		10
Tax effect		30		—		769		(54)		—		59		804		359		1,163
As at December 31, 2022	Ps.	(223)	Ps.	—	Ps.	2,049	Ps.	111	Ps.	—	Ps.	22	Ps.	1,958	Ps.	(77)	Ps.	1,881